Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues		$ 34,856,807	$ 29,575,625	$ 12,728,313
Cost of revenues		(15,732,419)	(10,998,011)	(4,882,792)
Gross profit		19,124,388	18,577,614	7,845,521
Selling expenses		(1,152,197)	(97,984)	(50,830)
General and administrative expenses		(8,907,597)	(4,979,382)	(1,625,887)
Research and development expenses		(6,316,962)	(4,303,490)	(375,410)
Total operating expenses		(16,376,756)	(9,380,856)	(2,052,127)
Income from operation		2,747,632	9,196,758	5,793,394
Financial expenses, net		(112,311)	(226,713)	(7,936)
Other (loss)/income, net		(1,550)	1,007
Change in fair value of warrant liabilities		(237,055)
Income before income tax expenses		2,396,716	8,971,052	5,785,458
Income tax expenses		(538,146)	(1,601,933)	(970,755)
Net income		1,858,570	7,369,119	4,814,703
Other comprehensive income, net of tax:
Net change in foreign currency translation adjustment		(5,132)
Total comprehensive income		$ 1,853,438	$ 7,369,119	$ 4,814,703
Earnings per ordinary share
Basic (in Dollars per share)		$ 0.05	$ 0.24	$ 0.16
Diluted (in Dollars per share)		$ 0.05	$ 0.24	$ 0.16
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	37,430,968	30,280,768	30,280,768
Diluted (in Shares)	[1]	37,430,968	30,280,768	30,280,768

[1]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.